Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 650,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	89,765.00
Total Offset Amount	32,733.86
Net Fee	$ 57,031.14
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A